Loss per share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Profit or loss [abstract]
Schedule of loss per share

	March 31, 2025	March 31, 2024

Reconciliation of loss after tax	(11,423,130)	(10,903,028)

Weighted average number of Ordinary Shares outstanding during the period used in calculating loss per share	12,139,400	10,267,686

Loss per share attributable to the owners of Mixed Martial Arts Group Limited
Basic loss per share	$(0.94)	$(1.06)
Diluted loss per share	$(0.94)	$(1.06)

	2024 $	2023 $	2022 $

Reconciliation of loss after tax	(14,408,346)	(20,597,436)	(11,197,450)

Weighted average number of Ordinary Shares outstanding during the period used in calculating loss per share	10,267,686	3,918,750	3,918,750

Loss per share attributable to the owners of MMA
Basic loss per share	(1.40)	(5.26)	(2.86)
Diluted loss per share	(1.40)	(5.26)	(2.86)